Convertible Debenture - Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of outstanding convertible notes payable to related party

	June 30, 2018	December 31, 2017
Convertible debenture – related party at beginning of period	$19,055	$17,287
Forgiveness	(19,999)	-
Accumulated interest	944	1,768
Convertible debenture – related party at end of period	$-	$19,055

	December 31, 2017	December 31, 2016
Convertible debenture – related party at beginning of period	$17,287	$15,681
Conversion	-	-
Repayment	-	-
Accumulated interest	1,768	1,606
Convertible debenture – related party at end of period	$19,055	$17,287

Notes Payable Related Party [Member]
Summary of changes in notes payable to related party

	June 30, 2018	December 31, 2017

Notes payable – related party at beginning of period	$470,603	231,569

Borrowings on notes payable – related party	41,000	215,500
Beneficial conversion feature	(518,225)	-
Reclassification to paid in capital of beneficial conversion for conversion to common stock	492,745	-
Conversion to common stock	(484,650)	-
Accumulated interest	6,622	23,534
Notes payable – related party	$8,095	470,603

Outstanding convertible notes payable [Member]
Summary of changes in notes payable to related party

	June 30, 2018	December 31, 2017
Notes payable at beginning of period	$68,969	$-
Borrowings on notes payable	-	65,500
Beneficial conversion	(68,696)	-
Amortization of beneficial conversion feature	16,562	-
Accumulated interest	1,084	3,469
Interest transferred to related party	(1,084)	-
Notes payable – related party	$16,835	$68,969